Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue (see Note 7 for related party transactions)	$ 4,503	$ 2,752	$ 8,468	$ 29,028	$ 34,835	$ 7,972
Cost of revenue (see Note 7 for related party transactions)	5,240	2,658	9,938	27,392	32,009	9,974
Gross profit (loss)	(737)	94	(1,470)	1,636	2,826	(2,002)
Operating expenses:
General and administrative expense	4,710	2,877	8,853	6,722	15,935	15,152
Sales and marketing expense	10,540	1,667	38,023	3,338	12,910	5,272
Research and development expense	15,741	9,163	28,051	17,200	35,806	27,805
Total operating expenses	30,991	13,707	74,927	27,260	64,651	48,229
Loss from operations	(31,728)	(13,613)	(76,397)	(25,624)	(61,825)	(50,231)
Interest income, net	3	8	14	273	280	579
Other (expense) income, net	(22)	3,922	(42)	3,926	3,907	142
Net loss before income taxes	(31,747)	(9,683)	(76,425)	(21,425)	(57,638)	(49,510)
Income tax	7		12		5	1
Net loss	(31,754)	(9,683)	(76,437)	(21,425)	(57,643)	(49,511)
Other comprehensive income (loss):
Net foreign currency translation adjustments			(6)		1
Total comprehensive loss	$ (31,754)	$ (9,683)	$ (76,443)	$ (21,425)	$ (57,642)	$ (49,511)
Net loss per common share – basic and diluted	$ (8.21)	$ (2.74)	$ (20.21)	$ (6.07)	$ (16.22)	$ (17.77)
Weighted average shares outstanding – basic and diluted	3,868,554	3,532,100	3,781,658	3,528,301	3,554,478	2,786,510